UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   December 31, 2002
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     01/16/03
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       65
                                        ----------------------

Form 13F Information Table Value Total:       103,280
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     2,863    71,565                      Sole           71,565
ADM                            common   039483102       379    30,597                      Sole           30,597
Agilent Technologies           common   00846U101       323    17,972                      Sole           17,972
Air Products & Chemicals       common   009158106     1,185    27,725                      Sole           27,725
Alcoa                          common   013817101       808    35,450                      Sole           35,450
Bank of America                common   060505104     5,329    76,598                      Sole           76,598
Barnes & Noble                 common   067774109       674    37,300                      Sole           37,300
BB&T                           common   054937107     1,614    43,626                      Sole           43,626
BankNorth                      common   06646R107       224     9,900                      Sole            9,900
Bell South                     common   079860102     1,568    60,624                      Sole           60,624
Best Buy                       common   086516101       218     9,025                      Sole            9,025
Biomet                         common   090613100       639    22,725                      Sole           22,725
Boeing                         common   097023105       919    27,867                      Sole           27,867
BP Amoco                       common   055622104     1,848    45,468                      Sole           45,468
Bristol Myers Squibb           common   110122108     1,044    45,076                      Sole           45,076
Chevron Texaco                 common   166764100       786    11,822                      Sole           11,822
Cisco Systems                  common   17275R102       929    71,216                      Sole           71,216
Citigroup Inc                  common   172967101     1,477    41,977                      Sole           41,977
Coca-Cola                      common   191216100     1,152    26,266                      Sole           26,266
Conoco Phillips                common   20825C104       297     6,133                      Sole            6,133
Consolidated Edison            common   209115104       270     6,300                      Sole            6,300
CSX                            common   126408103       216     7,622                      Sole            7,622
Dell Computer                  common   247025109     1,976    73,830                      Sole           73,830
Dow Chemical Co                common   260543103       256     8,620                      Sole            8,620
Duke Energy                    common   264399106     1,047    53,599                      Sole           53,599
Duke Energy 8 1/4 Pfd          common   264399585       743    46,700                      Sole           46,700
DuPont                         common   263534109     2,414    56,940                      Sole           56,940
Exxon- Mobil                   common   30231G102     9,077   259,801                      Sole          259,801
Fedex                          common   31428X106     1,114    20,550                      Sole           20,550
First Virginia Bank            common   337477103       930    24,976                      Sole           24,976
Ford Motor                     common   345370860       409    44,004                      Sole           44,004
General Electric               common   369604103     8,180   335,917                      Sole          335,917
Glaxo SmithKline ADR           common   37733W105       271     7,244                      Sole            7,244
Home Depot                     common   437076102     1,007    41,938                      Sole           41,938
Honeywell                      common   438516106       257    10,700                      Sole           10,700
Intel                          common   458140100       568    36,450                      Sole           36,450
IBM                            common   459200101       238     3,065                      Sole            3,065
Jefferson Pilot                common   475070108     4,604   120,808                      Sole          120,808
Johnson & Johnson              common   478160104     4,647    86,516                      Sole           86,516
Kimberly Clark                 common   494368103     1,182    24,900                      Sole           24,900
Kraft Foods                    common   50075N104       840    21,575                      Sole           21,575
Lowes			       common	548661107       473    12,600                      Sole           12,600
MBNA                           common   55262L100       924    48,564                      Sole           48,564
3M                             common   604059105     1,267    10,278                      Sole           10,278
Marsh & McLennan               common   571748102     1,139    24,650                      Sole           24,650
Martin Marietta Materials      common   573284106       431    14,050                      Sole           14,050
Merck                          common   589331107     2,441    43,124                      Sole           43,124
Norfolk Southern               common   655844108     1,913    95,693                      Sole           95,693
Pepsi                          common   713448108     2,968    70,305                      Sole           70,305
Pfizer                         common   717081103     1,759    57,529                      Sole           57,529
Philip Morris                  common   718154107       506    12,479                      Sole           12,479
Plum Creek Timber              common   729251108       286    12,098                      Sole           12,098
Procter & Gamble               common   742718109     5,425    63,116                      Sole           63,116
Royal Dutch                    common   780257804     1,009    22,925                      Sole           22,925
S & P 500 Technology Index     common   81369Y803       259    17,500                      Sole           17,500
S&P Financial Svc Index        common   81369Y605       220    10,000                      Sole           10,000
SBC Communications             common   78387G103     1,947    71,808                      Sole           71,808
Southern Capital 8.25% Pfd     Pfd      842542201       133    13,150                      Sole           13,150
Sprint Corp                    common   852061100       588    40,631                      Sole           40,631
SunTrust Bank                  common   867914103     1,775    31,192                      Sole           31,192
United Techologies             common   913017109     1,608    25,964                      Sole           25,964
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       404    15,800                      Sole           15,800
Verizon                        common   92343V104     4,208   108,590                      Sole          108,590
Wachovia                       common   929771103     5,691   156,165                      Sole          156,165
Wyeth                          common   983024100     1,300    34,769                      Sole           34,769


                                                    103,280